Leases - Schedule of Operating Lease Related Assets and Liabilities Recorded on the Consolidated Balance Sheets (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Operating Lease Related Assets and Liabilities Recorded on the Consolidated Balance Sheets [Abstract]
Operating lease right-of-use assets, net	$ 288,222	$ 414,665
Operating lease liabilities - current	72,709	114,217
Operating lease liabilities - non-current	185,078	261,512
Total operating lease liabilities	$ 257,787	$ 375,729
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3 years 6 months 29 days
Weighted average discount rate	7.90%